Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	$ 7,762
End of period	7,505
Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
End of period	61
Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
End of period	2,647
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
End of period	4,423
Computer
Reconciliation of changes in property, plant and equipment [abstract]
End of period	26
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
End of period	348
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	33,780
Additions	264
Acquisition of joint venture interest	68
Transfers from construction in progress	0
Disposals	(583)
Effect of exchange rate changes	54
End of period	33,583
Cost | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	91
Additions	1
Acquisition of joint venture interest	0
Transfers from construction in progress	0
Disposals	0
Effect of exchange rate changes	1
End of period	93
Cost | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	7,769
Additions	1
Acquisition of joint venture interest	5
Transfers from construction in progress	22
Disposals	(5)
Effect of exchange rate changes	8
End of period	7,800
Cost | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	25,248
Additions	11
Acquisition of joint venture interest	60
Transfers from construction in progress	86
Disposals	(576)
Effect of exchange rate changes	44
End of period	24,873
Cost | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	458
Additions	0
Acquisition of joint venture interest	0
Transfers from construction in progress	3
Disposals	(2)
Effect of exchange rate changes	0
End of period	459
Cost | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	214
Additions	251
Acquisition of joint venture interest	3
Transfers from construction in progress	(111)
Disposals	0
Effect of exchange rate changes	1
End of period	358
Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(26,018)
Additions	(602)
Transfers from construction in progress	0
Disposals	579
Effect of exchange rate changes	(37)
End of period	(26,078)
Accumulated Depreciation and Impairment | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(31)
Additions	(1)
Transfers from construction in progress	0
Disposals	0
Effect of exchange rate changes	0
End of period	(32)
Accumulated Depreciation and Impairment | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(5,038)
Additions	(115)
Transfers from construction in progress	1
Disposals	5
Effect of exchange rate changes	(4)
End of period	(5,153)
Accumulated Depreciation and Impairment | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(20,510)
Additions	(478)
Transfers from construction in progress	1
Disposals	572
Effect of exchange rate changes	(33)
End of period	(20,450)
Accumulated Depreciation and Impairment | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(427)
Additions	(8)
Transfers from construction in progress	0
Disposals	2
Effect of exchange rate changes	0
End of period	(433)
Accumulated Depreciation and Impairment | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(12)
Additions	0
Transfers from construction in progress	(2)
Disposals	0
Effect of exchange rate changes	0
End of period	$ (10)